UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Rebecca A. Paulzine, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5168

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments

Natural Resources Fund

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (96.5%)	Value
Coal & Consumable Fuels (3.6%)
140,900	Alpha Natural Resources, Inc.[a]	$925,713
62,346	Arch Coal, Inc.[b]	394,650
91,200	Peabody Energy Corporation	2,032,848

	Total	3,353,211

Consumer Staples (8.8%)
89,700	Archer-Daniels-Midland Company	2,438,046
41,000	Bunge, Ltd.	2,749,050
55,900	Ingredion, Inc.	3,083,444

	Total	8,270,540

Integrated Oil & Gas (13.0%)
62,908	BP plc ADR	2,664,783
40,600	Chevron Corporation	4,732,336
28,700	Occidental Petroleum Corporation	2,469,922
99,600	Petroleo Brasileiro SA ADR	2,284,824

	Total	12,151,865

Materials (13.4%)
32,700	BHP Billiton, Ltd. ADR[b]	2,243,547
41,300	Cliffs Natural Resources, Inc.[b]	1,616,069
81,900	Freeport-McMoRan Copper & Gold, Inc.	3,241,602
37,300	Mosaic Company	2,148,853
44,200	Rio Tinto plc ADR[b]	2,066,792
38,100	Walter Energy, Inc.	1,236,726

	Total	12,553,589

Oil & Gas Drilling (5.7%)
54,900	Ensco plc	2,995,344
166,200	Nabors Industries, Ltd.[a]	2,331,786

	Total	5,327,130

Oil & Gas Equipment & Services (14.0%)
45,300	Baker Hughes, Inc.	2,048,919
41,000	Dril-Quip, Inc.[a]	2,947,080
34,900	National Oilwell Varco, Inc.	2,795,839
40,000	Oil States International, Inc.[a]	3,178,400
170,000	Weatherford International, Ltd.[a]	2,155,600

	Total	13,125,838

Oil & Gas Exploration & Production (16.4%)
16,300	Apache Corporation	1,409,461
26,800	EOG Resources, Inc.	3,002,940
68,300	Marathon Oil Corporation	2,019,631
54,400	Newfield Exploration Company[a]	1,703,808
92,000	Plains Exploration & Production Company[a]	3,447,240
96,400	Swift Energy Company[a]	2,012,832
81,900	Ultra Petroleum Corporation[a,b]	1,800,162

	Total	15,396,074

Oil & Gas Refining & Marketing (4.0%)
116,800	Valero Energy Corporation	3,700,224

	Total	3,700,224

Real Estate Investment Trusts (17.6%)
25,823	Boston Properties, Inc.	2,856,282
45,795	Equity Residential	2,634,587
141,800	Kimco Realty Corporation	2,874,286

Shares	Common Stock (96.5%)	Value
Real Estate Investment Trusts (17.6%) - continued
19,010	Public Storage, Inc.	$2,645,622
19,426	Simon Property Group, Inc.	2,949,061
31,847	Vornado Realty Trust	2,581,199

	Total	16,541,037

	Total Common Stock (cost $85,800,923)	90,419,508

Shares	Collateral Held for Securities Loaned (8.9%)	Value
8,373,775	Thrivent Financial Securities Lending Trust	8,373,775

	Total Collateral Held for Securities Loaned (cost $8,373,775)	8,373,775

	Total Investments (cost $94,174,698) 105.4%	$98,793,283

	Other Assets and Liabilities, Net (5.4%)	(5,040,179)

	Total Net Assets 100.0%	$93,753,104

a	Non-income producing security.
b	All or a portion of the security is on loan.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$13,720,220
Gross unrealized depreciation	(9,101,635)

Net unrealized appreciation (depreciation)	$4,618,585

Cost for federal income tax purposes	$94,174,698

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

Natural Resources Fund

Schedule of Investments as of September 28, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2012, in valuing Natural Resources Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Coal & Consumable Fuels	3,353,211	3,353,211	–	–
Consumer Staples	8,270,540	8,270,540	–	–
Integrated Oil & Gas	12,151,865	12,151,865	–	–
Materials	12,553,589	12,553,589	–	–
Oil & Gas Drilling	5,327,130	5,327,130	–	–
Oil & Gas Equipment & Services	13,125,838	13,125,838	–	–
Oil & Gas Exploration & Production	15,396,074	15,396,074	–	–
Oil & Gas Refining & Marketing	3,700,224	3,700,224	–	–
Real Estate Investment Trusts	16,541,037	16,541,037	–	–
Collateral Held for Securities Loaned	8,373,775	8,373,775	–	–
Total	$98,793,283	$98,793,283	$–	$–

There were no significant transfers between the Levels during the period ended September 28, 2012. Transfers between the Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Natural Resources Fund, is as follows:

Fund	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at September 28, 2012	Value September 28, 2012	Income Earned January 1, 2012 - September 28, 2012
Securities Lending Trust-Collateral Investment	$535,500	$59,443,991	$51,605,716	8,373,775	$8,373,775	$6,011
Total Value and Income Earned	535,500				8,373,775	6,011

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

Equity Income Plus Fund

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (92.7%)	Value
Consumer Discretionary (7.9%)
6,100	Comcast Corporation	$218,197
40,000	H&R Block, Inc.	693,200
11,100	Home Depot, Inc.	670,107
4,000	Kohl’s Corporation	204,880
4,600	Lululemon Athletica, Inc.[a]	340,124
7,800	Macy’s, Inc.	293,436
4,700	McDonald’s Corporation	431,225
300	Priceline.com, Inc.[a]	185,619
9,800	Reed Elsevier NV ADR	260,876
7,300	Ross Stores, Inc.	471,580
32,000	Staples, Inc.	368,640
10,900	TJX Companies, Inc.	488,211
3,200	Toyota Motor Corporation ADR	251,232

	Total	4,877,327

Consumer Staples (9.9%)
2,400	Anheuser-Busch InBev NV ADR	206,184
800	British American Tobacco plc ADR	82,112
5,550	Brown-Forman Corporation	362,137
22,100	Coca-Cola Company	838,253
4,000	Colgate-Palmolive Company	428,880
4,000	Companhia de Bebidas das Americas ADR	153,080
6,100	General Mills, Inc.	243,085
13,000	Herbalife, Ltd.	616,200
10,700	Hillshire Brands Company	286,546
4,900	Nu Skin Enterprises, Inc.	190,267
12,500	Philip Morris International, Inc.	1,124,250
4,600	Reynolds American, Inc.	199,364
19,200	Unilever NV ADR	681,216
5,300	Unilever plc ADR	193,556
6,200	Wal-Mart Stores, Inc.	457,560

	Total	6,062,690

Energy (12.5%)
4,100	BP plc ADR	173,676
3,600	Canadian Natural Resources, Ltd.	110,844
14,600	Chevron Corporation	1,701,776
1,600	China Petroleum & Chemical Corporation	147,872
600	CNOOC, Ltd. ADR	121,638
14,900	ConocoPhillips	851,982
9,100	Ecopetrol SA ADR	536,263
14,900	Exxon Mobil Corporation	1,362,605
2,700	Imperial Oil, Ltd.	124,281
13,600	Kinder Morgan, Inc.	483,072
2,600	Occidental Petroleum Corporation	223,756
2,800	PetroChina Company, Ltd. ADR	361,648
9,000	Petroleo Brasileiro SA ADR	206,460
7,500	QEP Resources, Inc.	237,450
2,431	Royal Dutch Shell plc ADR, Class A	168,736
4,300	Royal Dutch Shell plc ADR, Class B	306,590
9,600	Statoil ASA ADR	247,584
4,500	Suncor Energy, Inc. ADR	147,825
3,900	Total SA ADR	195,390

	Total	7,709,448

Financials (23.0%)
11,400	Aflac, Inc.	545,832
600	Alexandria Real Estate Equities, Inc.	44,112

Shares	Common Stock (92.7%)	Value
Financials (23.0%) - continued
2,900	American Tower Corporation	$207,031
24,400	Annaly Capital Management, Inc.	410,896
1,300	Apartment Investment & Management Company	33,787
11,000	Assurant, Inc.	410,300
700	AvalonBay Communities, Inc.	95,193
21,700	Banco Bilbao Vizcaya Argentaria SA ADR	168,175
9,000	Bank of Montreal	531,360
1,700	BioMed Realty Trust, Inc.	31,824
1,100	Boston Properties, Inc.	121,671
700	BRE Properties, Inc.	32,823
700	Camden Property Trust	45,143
2,200	Canadian Imperial Bank Of Commerce	172,018
1,600	CBL & Associates Properties, Inc.	34,144
14,400	CBOE Holdings, Inc.	423,648
1,100	CommonWealth REIT	16,016
1,000	Corporate Office Properties Trust	23,970
2,600	DDR Corporation	39,936
2,100	DiamondRock Hospitality Company	20,223
800	Digital Realty Trust, Inc.	55,880
2,500	Duke Realty Corporation	36,750
500	Equity Lifestyle Properties, Inc.	34,060
12,800	Equity Residential	736,384
300	Essex Property Trust, Inc.	44,472
500	Federal Realty Investment Trust	52,650
3,700	General Growth Properties, Inc.	72,076
3,000	HCP, Inc.	133,440
1,500	Health Care REIT, Inc.	86,625
900	Highwoods Properties, Inc.	29,358
500	Home Properties, Inc.	30,635
1,300	Hospitality Properties Trust	30,914
5,500	Host Hotels & Resorts, Inc.	88,275
4,400	HSBC Holdings plc ADR	204,424
21,300	iShares S&P U.S. Preferred Stock Index Fund	849,018
10,000	Itau Unibanco Holding SA ADR	152,800
14,800	J.P. Morgan Chase & Company	599,104
700	Kilroy Realty Corporation	31,346
3,400	Kimco Realty Corporation	68,918
900	LaSalle Hotel Properties	24,021
7,000	Liberty Property Trust	253,680
1,100	Macerich Company	62,953
1,000	Mack-Cali Realty Corporation	26,600
10,400	Manulife Financial Corporation	125,216
34,200	Mitsubishi UFJ Financial Group, Inc. ADR	159,030
54,800	New York Community Bancorp, Inc.	775,968
1,200	Omega Healthcare Investors, Inc.	27,276
55,800	People’s United Financial, Inc.	677,412
1,800	Piedmont Office Realty Trust, Inc.	31,212
1,400	Plum Creek Timber Company, Inc.	61,376
33,200	PowerShares Preferred Portfolio	490,696
18,500	Progressive Corporation	383,690
3,428	Prologis, Inc.	120,083
7,500	Prudential plc ADR	195,000
5,300	Public Storage, Inc.	737,601
1,100	Rayonier, Inc. REIT	53,911
1,200	Realty Income Corporation	49,068
900	Regency Centers Corporation	43,857

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

Equity Income Plus Fund

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (92.7%)	Value
Financials (23.0%) - continued
12,600	RLJ Lodging Trust	$238,266
12,900	Royal Bank of Scotland Group plc ADR[a]	107,328
1,600	Senior Housing Property Trust	34,848
2,100	Simon Property Group, Inc.	318,801
700	SL Green Realty Corporation	56,049
31,330	SPDR Dow Jones Wilshire International Real Estate ETF	1,229,703
600	Taubman Centers, Inc.	46,038
35,100	UBS AG ADR[a]	427,518
1,900	UDR, Inc.	47,158
3,600	Vanguard Dividend Appreciation Index Fund ETF	214,848
400	Vanguard REIT ETF	25,988
2,150	Ventas, Inc.	133,837
1,400	Vornado Realty Trust	113,470
1,300	Weingarten Realty Investors	36,543
4,200	Weyerhaeuser Company REIT	109,788

	Total	14,184,064

Health Care (9.4%)
13,800	Abbott Laboratories	946,128
5,500	Aetna, Inc.	217,800
2,900	Celgene Corporation[a]	221,560
13,200	Eli Lilly and Company	625,812
10,800	Forest Laboratories, Inc.[a]	384,588
3,100	GlaxoSmithKline plc ADR	143,344
14,100	Medtronic, Inc.	607,992
2,400	Novartis AG ADR	147,024
3,500	Novo Nordisk A/S ADR	552,335
51,000	PDL BioPharma, Inc.	392,190
19,200	Pfizer, Inc.	477,120
4,600	Sanofi ADR	198,076
3,900	Smith & Nephew plc ADR	214,968
12,100	UnitedHealth Group, Inc.	670,461

	Total	5,799,398

Industrials (6.5%)
6,400	3M Company	591,488
11,800	C.H. Robinson Worldwide, Inc.	690,890
1,200	Canadian National Railway Company	105,876
4,900	Emerson Electric Company	236,523
5,900	Lockheed Martin Corporation	550,942
7,900	Northrop Grumman Corporation	524,797
49,400	Pitney Bowes, Inc.	682,708
1,500	Siemens AG ADR	150,225
6,200	United Parcel Service, Inc.	443,734

	Total	3,977,183

Information Technology (9.0%)
4,500	Accenture plc	315,135
500	Apple, Inc.	333,630
2,700	Canon, Inc. ADR	86,427
10,000	GameStop Corporation	210,000
37,900	Intel Corporation	859,572
3,800	International Business Machines Corporation	788,310
47,900	Marvell Technology Group, Ltd.	438,285
1,100	MasterCard, Inc.	496,628
38,700	Microsoft Corporation	1,152,486
2,700	SAP AG ADR	192,591
18,200	Seagate Technology plc	564,200

Shares	Common Stock (92.7%)	Value
Information Technology (9.0%) - continued
6,500	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	$102,830

	Total	5,540,094

Materials (5.1%)
4,400	BHP Billiton plc ADR	274,824
3,500	BHP Billiton, Ltd. ADR	240,135
1,200	CF Industries Holdings, Inc.	266,688
14,000	Gold Resource Corporation	300,300
2,500	Monsanto Company	227,550
4,100	Newmont Mining Corporation	229,641
4,700	PPG Industries, Inc.	539,748
5,000	Rio Tinto plc ADR	233,800
20,900	Southern Copper Corporation	718,124
7,200	Vale SA SP ADR	128,880

	Total	3,159,690

Telecommunications Services (5.5%)
6,700	America Movil SAB de CV ADR	170,448
21,300	AT&T, Inc.	803,010
4,500	China Mobile, Ltd. ADR	249,120
9,400	NTT DOCOMO, Inc. ADR	151,904
3,700	Philippine Long Distance Telephone Company ADR	244,237
7,900	Telefonica SA ADR	104,912
5,500	Telekomunikasi Indonesia Tbk PT ADR	214,115
2,500	TELUS Corporation	156,325
12,400	Verizon Communications, Inc.	565,068
24,900	Vodafone Group plc ADR	709,525

	Total	3,368,664

Utilities (3.9%)
16,500	American Electric Power Company, Inc.	725,010
6,700	Consolidated Edison, Inc.	401,263
2,200	Empresa Nacional de Electricidad SA ADR	105,512
14,300	Public Service Enterprise Group, Inc.	460,174
15,400	Southern Company	709,786

	Total	2,401,745

	Total Common Stock (cost $54,365,600)	57,080,303

Principal Amount	Long-Term Fixed Income (4.5%)	Value
Energy (0.3%)
	Enbridge Energy Partners, LP
175,000	8.050%, 10/1/2037	198,188

	Total	198,188

Financials (3.5%)
	Aegon NV
300,000	1.709%, 7/29/2049[b,c]	150,375
	American International Group, Inc.
100,000	8.175%, 5/15/2058	122,375
	Bank of America Corporation
215,000	7.625%, 6/1/2019	268,477

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

Equity Income Plus Fund

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (4.5%)	Value
Financials (3.5%) - continued
	BBVA International Preferred SA Unipersonal
$150,000	5.919%, 12/29/2049[c]	$113,250
	J.P. Morgan Chase & Company
100,000	7.900%, 4/29/2049[b,c]	113,573
	Liberty Mutual Group, Inc.
200,000	10.750%, 6/15/2058[d]	290,000
	MetLife Capital Trust IV
220,000	7.875%, 12/15/2037[d]	259,600
	Reinsurance Group of America, Inc.
225,000	6.750%, 12/15/2065	219,548
	Wachovia Capital Trust III
150,000	5.570%, 3/29/2049[b,c]	148,312
	XL Group plc
250,000	6.500%, 12/31/2049[c]	230,000
	ZFS Finance USA Trust II
230,000	6.450%, 12/15/2065[d]	243,800

	Total	2,159,310

Utilities (0.7%)
	Enterprise Products Operating, LLC
225,000	7.034%, 1/15/2068	252,000
	Southern California Edison Company
185,000	6.250%, 8/1/2049[c]	200,906

	Total	452,906

	Total Long-Term Fixed Income (cost $2,542,584)	2,810,404

Shares	Preferred Stock (0.5%)	Value
Financials (0.4%)
3,000	Bank of America Corporation[c]	77,850
2,500	J.P. Morgan Chase Capital XXIX	65,000
4,000	U.S. Bancorp[c]	116,400

	Total	259,250

Utilities (0.1%)
1,720	Xcel Energy, Inc.	44,428

	Total	44,428

	Total Preferred Stock (cost $281,136)	303,678

Shares or Principal Amount	Short-Term Investments (0.7%)[e]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
400,000	0.160%, 12/17/2012[f]	399,860

	Total Short-Term Investments (at amortized cost)	399,860

	Total Investments (cost $57,589,180) 98.4%	$60,594,245

	Other Assets and Liabilities, Net 1.6%	968,721

	Total Net Assets 100.0%	$61,562,966

a	Non-income producing security.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 28, 2012.
c	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 28, 2012, the value of these investments was $793,400 or 1.3% of total net assets.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f	At September 28, 2012, $399,860 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$4,179,506
Gross unrealized depreciation	(1,174,441)

Net unrealized appreciation (depreciation)	$3,005,065

Cost for federal income tax purposes	$57,589,180

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

Equity Income Plus Fund

Schedule of Investments as of September 28, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2012, in valuing Equity Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	4,877,327	4,877,327	–	–
Consumer Staples	6,062,690	6,062,690	–	–
Energy	7,709,448	7,709,448	–	–
Financials	14,184,064	14,184,064	–	–
Health Care	5,799,398	5,799,398	–	–
Industrials	3,977,183	3,977,183	–	–
Information Technology	5,540,094	5,540,094	–	–
Materials	3,159,690	3,159,690	–	–
Telecommunications Services	3,368,664	3,368,664	–	–
Utilities	2,401,745	2,401,745	–	–
Long-Term Fixed Income
Energy	198,188	–	198,188	–
Financials	2,159,310	–	2,159,310	–
Utilities	452,906	–	452,906	–
Preferred Stock
Financials	259,250	259,250	–	–
Utilities	44,428	44,428	–	–
Short-Term Investments	399,860	–	399,860	–
Total	$60,594,245	$57,383,981	$3,210,264	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	16,063	16,063	–	–
Total Liability Derivatives	$16,063	$16,063	$–	$–

There were no significant transfers between the Levels during the period ended September 28, 2012. Transfers between the Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Mini-Futures	14	December 2012	$1,020,003	$1,003,940	($16,063)
Total Futures Contracts					($16,063)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

Diversified Income Plus Fund

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Bank Loans (6.9%)[a]	Value
Basic Materials (0.6%)
	Arch Coal, Inc., Term Loan
$788,025	5.750%, 5/1/2018	$793,344
	Ineos US Finance, LLC, Term Loan
955,200	6.500%, 5/4/2018	964,275

	Total	1,757,619

Communications Services (2.7%)
	Atlantic Broadband Finance, LLC, Term Loan
997,500	5.250%, 3/20/2019	998,208
	Charter Communications Operating, LLC, Term Loan
318,400	4.000%, 3/28/2019	319,527
	Clear Channel Communications, Term Loan
800,000	3.866%, 1/29/2016	653,552
	Cumulus Media Holdings, Inc., Term Loan
765,920	5.750%, 9/16/2018	769,114
	Lawson Software, Inc., Term Loan
793,012	4.990%, 3/16/2018[b,c]	796,381
	Level 3 Financing, Inc., Term Loan
800,000	0.000%, 8/1/2019[b,c]	800,000
	Toys R Us, Inc., Term Loan
812,963	5.250%, 5/25/2018	797,719
	Univision Communications, Inc.,Term Loan
639,563	2.216%, 9/29/2014	637,165
	Van Wagner Communications, Inc., Term Loan
325,000	8.250%, 7/25/2019	328,455
	WideOpenWest Finance, LLC, Term Loan
798,000	6.250%, 7/12/2018	803,785
	Zayo Group, LLC, Term Loan
1,246,875	7.125%, 6/14/2019	1,257,012

	Total	8,160,918

Consumer Cyclical (0.5%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
787,398	5.500%, 2/28/2017	794,658
	Chrysler Group, LLC, Term Loan
795,970	6.000%, 5/24/2017	811,706

	Total	1,606,364

Consumer Non-Cyclical (1.3%)
	Bausch & Lomb, Inc., Term Loan
798,000	5.250%, 4/17/2019	806,148
	CHS/Community Health Systems, Inc., Term Loan
800,000	3.921%, 1/25/2017	802,752
	Roundy’s Supermarkets, Inc., Term Loan
796,000	5.750%, 2/13/2019	778,798
	Visant Corporation, Term Loan
1,562,947	5.250%, 12/22/2016	1,502,383

	Total	3,890,081

Principal Amount	Bank Loans (6.9%)[a]	Value
Energy (0.3%)
	Chesapeake Energy Corporation, Term Loan
$800,000	8.500%, 12/2/2017	$802,040

	Total	802,040

Financials (0.2%)
	Nuveen Investments, Inc., Term Loan
800,000	5.900%, 5/13/2017	793,504

	Total	793,504

Technology (0.8%)
	First Data Corporation Extended, Term Loan
800,000	4.217%, 3/26/2018	759,664
	Freescale Semiconductor, Inc., Term Loan
796,000	6.000%, 2/28/2019	796,334
	Intelsat Jackson Holdings SA, Term Loan
797,980	5.250%, 4/2/2018	798,483

	Total	2,354,481

Transportation (0.2%)
	Delta Air Lines, Inc., Term Loan
795,970	5.500%, 4/20/2017	799,201

	Total	799,201

Utilities (0.3%)
	NGPL PipeCo, LLC, Term Loan
800,000	6.750%, 5/15/2017	814,336

	Total	814,336

	Total Bank Loans (cost $20,801,946)	20,978,544

Principal Amount	Long-Term Fixed Income (43.7%)	Value
Asset-Backed Securities (1.2%)
	Carrington Mortgage Loan Trust
1,700,000	0.367%, 8/25/2036[d]	698,855
	J.P. Morgan Mortgage Trust
1,235,449	2.791%, 2/25/2036	1,009,362
	Renaissance Home Equity Loan Trust
844,920	5.746%, 5/25/2036	540,688
1,000,000	6.011%, 5/25/2036	591,745
1,450,000	5.797%, 8/25/2036	753,472

	Total	3,594,122

Basic Materials (0.5%)
	Dow Chemical Company
300,000	8.550%, 5/15/2019	402,289
	Ineos Finance plc
1,080,000	7.500%, 5/1/2020[e]	1,096,200

	Total	1,498,489

Capital Goods (1.3%)
	Bombardier, Inc.
800,000	7.750%, 3/15/2020[e]	918,000
	Case New Holland, Inc.
800,000	7.875%, 12/1/2017	938,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

Diversified Income Plus Fund

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (43.7%)	Value
Capital Goods (1.3%) - continued
	Reynolds Group Issuer, Inc.
$800,000	6.875%, 2/15/2016	$844,000
	Textron, Inc.
450,000	7.250%, 10/1/2019	531,063
	UR Financing Escrow Corporation
800,000	7.375%, 5/15/2020[e]	860,000

	Total	4,091,063

Collateralized Mortgage Obligations (11.6%)
	Banc of America Alternative Loan Trust
1,257,732	0.717%, 4/25/2035[d]	975,732
	Banc of America Funding Corporation
891,709	5.176%, 5/20/2036	684,895
	Bear Stearns Adjustable Rate Mortgage Trust
1,602,150	2.470%, 10/25/2035[d]	1,500,521
	Citigroup Mortgage Loan Trust, Inc.
801,184	5.500%, 11/25/2035	701,932
	CitiMortgage Alternative Loan Trust
1,173,936	5.750%, 4/25/2037	930,589
	Countrywide Alternative Loan Trust
1,445,173	0.617%, 2/25/2035[d]	1,146,713
666,437	5.500%, 2/25/2036	543,278
521,485	6.000%, 4/25/2036	373,029
1,220,310	6.500%, 8/25/2036	795,241
462,831	6.000%, 1/25/2037	366,943
	Countrywide Home Loans
1,620,885	2.781%, 11/25/2035	1,303,455
	Deutsche Alt-A Securities, Inc. Alternative Loan Trust
402,903	5.500%, 10/25/2021	410,856
1,001,330	0.417%, 11/25/2035[d]	544,658
1,712,929	0.918%, 4/25/2047[d]	1,257,386
	First Horizon Mortgage Pass- Through Trust
1,447,389	5.553%, 8/25/2037	1,059,939
	Greenpoint Mortgage Funding Trust
1,288,303	0.417%, 10/25/2045[d]	789,824
	GSR Mortgage Loan Trust
611,771	0.407%, 8/25/2046[d]	560,925
	HomeBanc Mortgage Trust
1,459,927	2.634%, 4/25/2037	995,739
	J.P. Morgan Alternative Loan Trust
1,891,791	6.500%, 3/25/2036	1,598,019
	J.P. Morgan Mortgage Trust
375,303	6.500%, 1/25/2035	372,248
338,031	2.976%, 10/25/2036	254,355
981,497	2.802%, 1/25/2037	787,734
1,209,581	6.250%, 8/25/2037	835,030
	Lehman Mortgage Trust
1,530,783	0.967%, 12/25/2035[d]	944,401
	Lehman XS Trust
1,200,000	5.500%, 9/25/2035	946,867
	Master Asset Securitization Trust
1,711,732	0.717%, 6/25/2036[d]	1,105,936

Principal Amount	Long-Term Fixed Income (43.7%)	Value
Collateralized Mortgage Obligations (11.6%) - continued
	MASTR Alternative Loans Trust
$512,916	6.500%, 7/25/2034	$542,932
1,397,777	0.667%, 12/25/2035[d]	758,333
	Morgan Stanley Mortgage Loan Trust
1,130,522	5.440%, 11/25/2035	741,545
	MortgageIT Trust
1,785,119	0.477%, 12/25/2035[d]	1,412,815
	New Century Alternative Mortgage Loan Trust
1,035,947	6.167%, 7/25/2036	723,544
	New York Mortgage Trust, Inc.
632,355	2.951%, 5/25/2036	66,554
	Residential Accredit Loans, Inc.
786,494	6.000%, 6/25/2037	583,916
	Residential Asset Securitization Trust
1,529,366	0.597%, 8/25/2037[d]	489,906
	Sequoia Mortgage Trust
1,351,331	5.030%, 9/20/2046	1,146,627
	Structured Adjustable Rate Mortgage Loan Trust
547,420	5.207%, 9/25/2036	48,421
	Structured Asset Mortgage Investments, Inc.
1,242,681	0.527%, 12/25/2035[d]	806,480
1,774,405	0.427%, 5/25/2046[d]	978,391
	WaMu Mortgage Pass Through Certificates
1,193,807	2.228%, 11/25/2036	946,994
	WaMu Mortgage Pass-Through Certificates
262,696	2.728%, 8/25/2046	205,344
1,176,678	1.108%, 9/25/2046[d]	916,848
	Washington Mutual Alternative Mortgage Pass-Through Certificates
1,680,371	0.817%, 6/25/2035[d]	1,116,912
1,542,150	0.898%, 2/25/2047[d]	747,151
	Wells Fargo Mortgage Backed Securities Trust
853,257	0.917%, 5/25/2037[d]	677,881
865,304	6.000%, 7/25/2037	849,180

	Total	35,546,019

Commercial Mortgage-Backed Securities (1.1%)
	Credit Suisse Mortgage Capital Certificates
500,000	5.509%, 9/15/2039	514,624
	Greenwich Capital Commercial Funding Corporation
1,350,000	5.867%, 8/10/2017	1,419,544
	Morgan Stanley Capital, Inc.
1,350,000	5.406%, 3/15/2044	1,355,020

	Total	3,289,188

Communications Services (3.7%)
	British Telecommunications plc
300,000	2.000%, 6/22/2015	308,451
	Cablevision Systems Corporation
800,000	8.625%, 9/15/2017	930,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

Diversified Income Plus Fund

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (43.7%)	Value
Communications Services (3.7%) - continued
	CenturyLink, Inc.
$650,000	6.450%, 6/15/2021	$733,525
	Dish DBS Corporation
160,000	6.750%, 6/1/2021	174,400
	Hughes Satellite Systems Corporation
800,000	6.500%, 6/15/2019	856,000
	Intelsat Jackson Holdings SA
800,000	7.250%, 4/1/2015	864,000
	Interpublic Group of Companies, Inc.
165,000	4.000%, 3/15/2022	172,847
	Level 3 Financing, Inc.
800,000	8.625%, 7/15/2020	864,000
	NBCUniversal Media, LLC
300,000	2.875%, 1/15/2023[c]	299,451
	News America, Inc.
325,000	4.500%, 2/15/2021	366,800
	Sirius XM Radio, Inc.
1,020,000	5.250%, 8/15/2017[e]	1,014,900
	Sprint Nextel Corporation
400,000	9.125%, 3/1/2017	453,000
400,000	9.000%, 11/15/2018[e]	480,000
	Telecom Italia Capital SA
165,000	6.999%, 6/4/2018	181,912
	Telefonica Emisiones SAU
163,000	5.462%, 2/16/2021	159,740
	Univision Communications, Inc.
800,000	6.750%, 9/15/2017[e]	800,000
	UPCB Finance V, Ltd.
800,000	7.250%, 11/15/2016[e]	870,000
	Virgin Media Finance plc
800,000	5.250%, 2/15/2022	840,000
	Wind Acquisition Finance SA
400,000	11.750%, 7/15/2013[e]	377,000
400,000	7.250%, 2/15/2018[e]	380,000

	Total	11,126,026

Consumer Cyclical (2.3%)
	Ford Motor Credit Company, LLC
650,000	6.625%, 8/15/2017	753,945
	Home Depot, Inc.
300,000	3.950%, 9/15/2020	344,296
	Host Hotels and Resorts, LP
800,000	6.000%, 11/1/2020	884,000
	Lennar Corporation
800,000	12.250%, 6/1/2017	1,072,000
	Limited Brands, Inc.
800,000	5.625%, 2/15/2022	862,000
	Macy’s Retail Holdings, Inc.
490,000	6.700%, 7/15/2034	580,375
	MGM Resorts International
800,000	7.625%, 1/15/2017	848,000
	Rite Aid Corporation
800,000	7.500%, 3/1/2017	822,000
	Toys R Us Property Company II, LLC
800,000	8.500%, 12/1/2013	862,000

	Total	7,028,616

Principal Amount	Long-Term Fixed Income (43.7%)	Value
Consumer Non-Cyclical (2.7%)
	Beam, Inc.
$325,000	5.375%, 1/15/2016	$369,926
	Biomet, Inc.
800,000	6.500%, 8/1/2020[c,e]	829,000
	Bunge Limited Finance Corporation
225,000	4.100%, 3/15/2016	241,125
	Community Health Systems, Inc.
800,000	8.000%, 11/15/2019	878,000
	Covidien International Finance SA
650,000	3.200%, 6/15/2022	686,830
	Gilead Sciences, Inc.
165,000	3.050%, 12/1/2016	177,338
	Grifols, Inc.
800,000	8.250%, 2/1/2014	884,000
	HCA, Inc.
800,000	5.875%, 3/15/2022	867,000
	Kraft Foods, Inc.
490,000	2.250%, 6/5/2017[e]	504,457
330,000	3.500%, 6/6/2022[e]	348,675
	SABMiller Holdings, Inc.
300,000	3.750%, 1/15/2022[e]	325,781
300,000	4.950%, 1/15/2042[e]	349,120
	Safeway, Inc.
150,000	5.000%, 8/15/2019	156,296
	Teva Pharmaceutical Finance IV BV
335,000	3.650%, 11/10/2021	363,145
	Tyson Foods, Inc.
325,000	4.500%, 6/15/2022	340,438
	Valeant Pharmaceuticals International
800,000	7.000%, 10/1/2020[e]	842,000
	Watson Pharmaceuticals, Inc.
120,000	3.250%, 10/1/2022	121,537

	Total	8,284,668

Energy (2.4%)
	BP Capital Markets plc
325,000	4.750%, 3/10/2019	377,505
	Concho Resources, Inc.
800,000	5.500%, 10/1/2017	834,000
	Denbury Resources, Inc.
800,000	6.375%, 8/15/2016	868,000
	Enbridge Energy Partners, LP
900,000	8.050%, 10/1/2037	1,019,250
	Nexen, Inc.
325,000	6.400%, 5/15/2037	412,557
	NiSource Finance Corporation
650,000	6.125%, 3/1/2022	798,261
	Pioneer Natural Resources Company
260,000	3.950%, 7/15/2022	276,192
	Plains Exploration & Production Company
1,020,000	6.125%, 6/15/2016	1,027,650
	SandRidge Energy, Inc.
800,000	7.500%, 3/15/2021[e]	824,000
	Weatherford International, Ltd.
390,000	6.000%, 3/15/2018	446,685

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

Diversified Income Plus Fund

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (43.7%)	Value
Energy (2.4%) - continued
$490,000	4.500%, 4/15/2022	$512,454

	Total	7,396,554

Financials (10.3%)
	ABN Amro North American Holding Preferred Capital Repackage Trust I
650,000	6.523%, 12/29/2049[e,f]	601,250
	Aegon NV
600,000	1.709%, 7/29/2049[d,f]	300,750
	Ally Financial, Inc.
800,000	7.500%, 9/15/2020	918,000
	American Express Company
1,250,000	6.800%, 9/1/2066	1,337,500
	American General Institutional Capital A
1,200,000	7.570%, 12/1/2045[e]	1,344,000
	American International Group, Inc.
325,000	8.250%, 8/15/2018	417,921
	Apollo Investment Corporation, Convertible
1,300,000	5.750%, 1/15/2016	1,339,000
	Bank of America Corporation
650,000	5.650%, 5/1/2018	741,114
495,000	8.000%, 12/29/2049[f]	539,025
	Barclays Bank plc
300,000	6.050%, 12/4/2017[e]	322,820
	BBVA Bancomer SA/Texas N.A.
300,000	6.750%, 9/30/2022[e]	327,750
	BBVA International Preferred SA Unipersonal
975,000	5.919%, 12/29/2049[f]	736,125
	BNP Paribas SA
163,000	3.600%, 2/23/2016	172,095
1,250,000	5.186%, 6/29/2049[e,f]	1,150,000
	Capital One Capital IV
975,000	6.745%, 2/17/2037	981,094
	Capital One Capital V
325,000	10.250%, 8/15/2039	334,750
	Citigroup, Inc.
300,000	5.500%, 2/15/2017	332,258
	CNA Financial Corporation
300,000	7.350%, 11/15/2019	372,252
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
975,000	11.000%, 12/29/2049[e,f]	1,280,906
	Coventry Health Care, Inc.
165,000	5.450%, 6/15/2021	193,168
	Developers Diversified Realty Corporation
490,000	7.875%, 9/1/2020	631,628
	Discover Bank
600,000	8.700%, 11/18/2019	774,712
	Eksportfinans ASA
165,000	2.375%, 5/25/2016	152,625
	General Electric Capital Corporation
1,200,000	6.250%, 12/15/2022[f]	1,266,636
	Hartford Financial Services Group, Inc.
330,000	5.125%, 4/15/2022	370,670

Principal Amount	Long-Term Fixed Income (43.7%)	Value
Financials (10.3%) - continued
	HSBC Finance Corporation
$465,000	6.676%, 1/15/2021	$539,269
	Icahn Enterprises, LP
800,000	8.000%, 1/15/2014	858,000
	ING Bank NV
330,000	5.000%, 6/9/2021[e]	366,673
	ING Capital Funding Trust III
650,000	3.962%, 12/31/2049[d,f]	597,817
	International Lease Finance Corporation
800,000	5.875%, 4/1/2019	848,229
	J.P. Morgan Chase & Company
300,000	2.000%, 8/15/2017	302,614
	KeyCorp
190,000	5.100%, 3/24/2021	222,187
	Liberty Mutual Group, Inc.
975,000	10.750%, 6/15/2058[e]	1,413,750
315,000	4.950%, 5/1/2022[e]	329,490
	Lincoln National Corporation
1,120,000	6.050%, 4/20/2067	1,096,200
	Lloyds TSB Bank plc
300,000	6.500%, 9/14/2020[e]	316,020
	MetLife Capital Trust IV
1,050,000	7.875%, 12/15/2037[e]	1,239,000
	Murray Street Investment Trust I
325,000	4.647%, 3/9/2017	349,008
	Northern Trust Corporation
325,000	3.375%, 8/23/2021	350,575
	Prudential Financial, Inc.
320,000	5.875%, 9/15/2022	328,000
	Reinsurance Group of America, Inc.
900,000	6.750%, 12/15/2065	878,191
	Santander US Debt SAU
325,000	3.724%, 1/20/2015[e]	322,563
	SLM Corporation
300,000	8.000%, 3/25/2020	346,500
	Societe Generale SA
325,000	5.200%, 4/15/2021[e]	348,758
	Swiss RE Capital I, LP
1,130,000	6.854%, 5/29/2049[e,f]	1,149,775
	Ventas Realty, LP
170,000	4.250%, 3/1/2022	180,784
	XL Group plc
900,000	6.500%, 12/31/2049[f]	828,000
	ZFS Finance USA Trust II
1,175,000	6.450%, 12/15/2065[e]	1,245,500

	Total	31,394,952

Mortgage-Backed Securities (3.2%)
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
9,300,000	3.000%, 10/1/2027[c]	9,858,000

	Total	9,858,000

Technology (0.3%)
	First Data Corporation
800,000	7.375%, 6/15/2019[e]	825,000
	Hewlett-Packard Company
165,000	4.650%, 12/9/2021	172,044

	Total	997,044

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

Diversified Income Plus Fund

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (43.7%)	Value
Transportation (0.4%)
	Delta Air Lines, Inc.
$130,000	4.750%, 5/7/2020	$135,850
	Hertz Corporation
800,000	6.750%, 4/15/2019[g]	844,000
	United Air Lines, Inc.
236,614	10.400%, 11/1/2016	272,698

	Total	1,252,548

U.S. Government and Agencies (0.1%)
	Petrobras International Finance Company
335,000	3.500%, 2/6/2017	350,354

	Total	350,354

Utilities (2.6%)
	AES Corporation
800,000	7.375%, 7/1/2021	912,000
	CenterPoint Energy, Inc.
255,000	6.500%, 5/1/2018	306,144
	Energy Transfer Partners, LP
170,000	5.200%, 2/1/2022	188,581
170,000	6.500%, 2/1/2042	196,168
	Enterprise Products Operating, LLC
1,000,000	7.034%, 1/15/2068	1,120,000
	MarkWest Energy Partners, LP
800,000	5.500%, 2/15/2023	838,000
	NGPL PipeCo, LLC
800,000	9.625%, 6/1/2019[e]	912,000
	NRG Energy, Inc.
370,000	8.250%, 9/1/2020	403,300
650,000	6.625%, 3/15/2023[e]	664,625
	Southern California Edison Company
1,300,000	6.250%, 8/1/2049[f]	1,411,774
	Southern Union Company
300,000	3.462%, 11/1/2066[d]	239,250
	TransCanada PipeLines, Ltd.
600,000	6.350%, 5/15/2067	641,596

	Total	7,833,438

	Total Long-Term Fixed Income (cost $125,741,466)	133,541,081

Shares	Common Stock (36.9%)	Value
Consumer Discretionary (2.9%)
12,500	Comcast Corporation	447,125
81,900	H&R Block, Inc.	1,419,327
22,700	Home Depot, Inc.	1,370,399
8,300	Kohl’s Corporation	425,126
9,300	Lululemon Athletica, Inc.[g,h]	687,642
15,800	Macy’s, Inc.	594,396
9,600	McDonald’s Corporation	880,800
700	Priceline.com, Inc.[h]	433,111
15,000	Ross Stores, Inc.	969,000
65,400	Staples, Inc.	753,408
22,300	TJX Companies, Inc.	998,817

	Total	8,979,151

Consumer Staples (3.5%)
11,350	Brown-Forman Corporation	740,587
45,100	Coca-Cola Company	1,710,643

Shares	Common Stock (36.9%)	Value
Consumer Staples (3.5%) - continued
8,100	Colgate-Palmolive Company	$868,482
12,500	General Mills, Inc.	498,125
26,600	Herbalife, Ltd.	1,260,840
22,000	Hillshire Brands Company	589,160
10,000	Nu Skin Enterprises, Inc.[g]	388,300
25,500	Philip Morris International, Inc.	2,293,470
9,500	Reynolds American, Inc.	411,730
29,000	Unilever NV ADR	1,028,920
12,800	Wal-Mart Stores, Inc.	944,640

	Total	10,734,897

Energy (4.3%)
30,000	Chevron Corporation	3,496,800
30,500	ConocoPhillips	1,743,990
13,200	Ecopetrol SA ADR[g]	777,876
30,500	Exxon Mobil Corporation	2,789,225
62,000	First Trust Energy Income and Growth Fund	1,861,860
27,800	Kinder Morgan, Inc.	987,456
5,200	Occidental Petroleum Corporation	447,512
15,300	QEP Resources, Inc.	484,398
19,700	Statoil ASA ADR[g]	508,063

	Total	13,097,180

Financials (10.7%)
23,400	Aflac, Inc.	1,120,392
50,011	Annaly Capital Management, Inc.	842,185
142,000	Anworth Mortgage Asset Corporation	965,600
147,600	Ares Capital Corporation	2,529,864
22,500	Assurant, Inc.	839,250
13,800	Bank of Montreal	814,752
170,190	BlackRock Enhanced Equity Dividend Trust	1,286,636
29,600	CBOE Holdings, Inc.	870,832
104,500	Eaton Vance Tax-Managed Diversified Equity Income Fund	993,795
255,000	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	2,246,550
21,700	Equity Residential	1,248,401
350,000	iPath S&P 500 VIX Short-Term Futures ETN[g,h]	3,153,500
30,200	J.P. Morgan Chase & Company	1,222,496
12,000	Liberty Property Trust	434,880
112,100	New York Community Bancorp, Inc.[g]	1,587,336
84,500	NFJ Dividend Interest & Premium Strategy Fund[g]	1,421,290
114,200	People’s United Financial, Inc.	1,386,388
37,800	Progressive Corporation	783,972
9,000	Public Storage, Inc.	1,252,530
23,800	RLJ Lodging Trust	450,058
104,500	Solar Capital, Ltd.	2,395,140
83,080	SPDR EURO STOXX 50 ETF	2,577,973
158,100	Two Harbors Investment Corporation	1,857,675
39,500	UBS AG ADR[g,h]	481,110

	Total	32,762,605

Health Care (3.4%)
28,200	Abbott Laboratories	1,933,392
11,300	Aetna, Inc.	447,480
6,100	Celgene Corporation[h]	466,040

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

Diversified Income Plus Fund

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (36.9%)	Value
Health Care (3.4%) - continued
26,900	Eli Lilly and Company	$1,275,329
22,100	Forest Laboratories, Inc.[h]	786,981
29,000	Medtronic, Inc.	1,250,480
6,300	Novo Nordisk A/S ADR	994,203
104,300	PDL BioPharma, Inc.[g]	802,067
39,328	Pfizer, Inc.	977,301
24,900	UnitedHealth Group, Inc.	1,379,709

	Total	10,312,982

Industrials (3.3%)
13,100	3M Company	1,210,702
140,500	Alerian MLP ETF	2,328,085
24,300	C.H. Robinson Worldwide, Inc.	1,422,765
10,000	Emerson Electric Company	482,700
12,200	Lockheed Martin Corporation	1,139,236
16,200	Northrop Grumman Corporation	1,076,166
101,100	Pitney Bowes, Inc.[g]	1,397,202
12,800	United Parcel Service, Inc.	916,096

	Total	9,972,952

Information Technology (3.4%)
9,100	Accenture plc	637,273
900	Apple, Inc.	600,534
20,500	GameStop Corporation[g]	430,500
77,500	Intel Corporation	1,757,700
7,900	International Business Machines Corporation	1,638,855
98,100	Marvell Technology Group, Ltd.	897,615
2,200	MasterCard, Inc.	993,256
79,200	Microsoft Corporation	2,358,576
37,200	Seagate Technology plc	1,153,200

	Total	10,467,509

Materials (2.3%)
2,400	CF Industries Holdings, Inc.	533,376
28,600	Gold Resource Corporation[g]	613,470
5,100	Monsanto Company	464,202
47,500	Newmont Mining Corporation	2,660,475
9,600	PPG Industries, Inc.	1,102,464
42,800	Southern Copper Corporation	1,470,608

	Total	6,844,595

Telecommunications Services (1.6%)
43,500	AT&T, Inc.	1,639,950
7,500	Philippine Long Distance Telephone Company ADR	495,075
11,200	Telekomunikasi Indonesia Tbk PT ADR	436,016
25,400	Verizon Communications, Inc.	1,157,478
41,800	Vodafone Group plc ADR	1,191,091

	Total	4,919,610

Utilities (1.5%)
33,700	American Electric Power Company, Inc.	1,480,778
13,700	Consolidated Edison, Inc.	820,493
29,300	Public Service Enterprise Group, Inc.	942,874

Shares	Common Stock (36.9%)	Value
Utilities (1.5%) - continued
31,500	Southern Company	$1,451,835

	Total	4,695,980

	Total Common Stock (cost $107,002,838)	112,787,461

Shares	Preferred Stock (1.3%)	Value

Financials (1.3%)
34,000	Annaly Capital Management, Inc., 7.500%[f,h]	857,820
10,000	ING Groep NV, 8.500%[f]	262,000
19,500	PNC Financial Services Group, Inc., 6.125%[f]	535,665
15,000	Royal Bank of Scotland Group plc, 7.250%[f]	340,350
15,000	State Street Corporation, 5.250%[f,h]	378,750
52,000	U.S. Bancorp, 6.500%[f]	1,513,200

	Total	3,887,785

	Total Preferred Stock (cost $3,550,390)	3,887,785

Shares	Collateral Held for Securities Loaned (3.3%)	Value
10,093,400	Thrivent Financial Securities Lending Trust	10,093,400
	Total Collateral Held for Securities Loaned (cost $10,093,400)	10,093,400

Shares or Principal Amount	Short-Term Investments (8.6%)[i]	Value
	Federal Home Loan Bank Discount Notes
9,000,000	0.088%, 10/17/2012	8,999,602
5,000,000	0.125%, 12/21/2012	4,998,559
	Federal Home Loan Mortgage Corporation Discount Notes
1,100,000	0.160%, 12/17/2012[j]	1,099,614
	Federal National Mortgage Association Discount Notes
5,000,000	0.070%, 10/3/2012	4,999,961
6,000,000	0.100%, 10/16/2012	5,999,717

	Total Short-Term Investments (at amortized cost)	26,097,453

	Total Investments (cost $293,287,493) 100.7%	$307,385,724

	Other Assets and Liabilities, Net (0.7%)	(2,077,024)

	Total Net Assets 100.0%	$305,308,700

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 28, 2012.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

Diversified Income Plus Fund

Schedule of Investments as of September 28, 2012

(unaudited)

e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 28, 2012, the value of these investments was $24,979,013 or 8.2% of total net assets.
f	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
g	All or a portion of the security is on loan.
h	Non-income producing security.
i	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j	At September 28, 2012, $1,099,614 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
ETN	-	Exchange Traded Note.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$19,474,981
Gross unrealized depreciation	(5,376,750)

Net unrealized appreciation (depreciation)	$14,098,231

Cost for federal income tax purposes	$293,287,493

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

Diversified Income Plus Fund

Schedule of Investments as of September 28, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2012, in valuing Diversified Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,757,619	–	1,757,619	–
Communications Services	8,160,918	–	7,360,918	800,000
Consumer Cyclical	1,606,364	–	1,606,364	–
Consumer Non-Cyclical	3,890,081	–	3,890,081	–
Energy	802,040	–	802,040	–
Financials	793,504	–	793,504	–
Technology	2,354,481	–	2,354,481	–
Transportation	799,201	–	799,201	–
Utilities	814,336	–	814,336	–
Long-Term Fixed Income
Asset-Backed Securities	3,594,122	–	3,594,122	–
Basic Materials	1,498,489	–	1,498,489	–
Capital Goods	4,091,063	–	4,091,063	–
Collateralized Mortgage Obligations	35,546,019	–	35,546,019	–
Commercial Mortgage-Backed Securities	3,289,188	–	3,289,188	–
Communications Services	11,126,026	–	10,826,575	299,451
Consumer Cyclical	7,028,616	–	7,028,616	–
Consumer Non-Cyclical	8,284,668	–	8,284,668	–
Energy	7,396,554	–	7,396,554	–
Financials	31,394,952	–	31,394,952	–
Mortgage-Backed Securities	9,858,000	–	9,858,000	–
Technology	997,044	–	997,044	–
Transportation	1,252,548	–	1,252,548	–
U.S. Government and Agencies	350,354	–	350,354	–
Utilities	7,833,438	–	7,833,438	–
Common Stock
Consumer Discretionary	8,979,151	8,979,151	–	–
Consumer Staples	10,734,897	10,734,897	–	–
Energy	13,097,180	13,097,180	–	–
Financials	32,762,605	32,762,605	–	–
Health Care	10,312,982	10,312,982	–	–
Industrials	9,972,952	9,972,952	–	–
Information Technology	10,467,509	10,467,509	–	–
Materials	6,844,595	6,844,595	–	–
Telecommunications Services	4,919,610	4,919,610	–	–
Utilities	4,695,980	4,695,980	–	–
Preferred Stock
Financials	3,887,785	3,887,785	–	–
Collateral Held for Securities Loaned	10,093,400	10,093,400	–	–
Short-Term Investments	26,097,453	–	26,097,453	–
Total	$307,385,724	$126,768,646	$179,517,627	$1,099,451

There were no significant transfers between the Levels during the period ended September 28, 2012. Transfers between the Levels are identified as of the end of the period.

The significant unobservable input used in the fair value measurement of the reporting entity’s Bank Loans Communications Services Level 3 security is the lack of marketability. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable input used in the fair value measurement of the reporting entity’s Long-Term Fixed Income Communications Services Level 3 security is the lack of marketability. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

Diversified Income Plus Fund

Schedule of Investments as of September 28, 2012

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	39	December 2012	$4,838,556	$4,860,679	$22,123
10-Yr. U.S. Treasury Bond Futures	(10)	December 2012	(1,330,751)	(1,334,844)	(4,093)
S&P 500 Index Futures	(19)	December 2012	(6,804,536)	(6,812,450)	(7,914)
S&P 500 Index Mini-Futures	72	December 2012	5,244,630	5,163,120	(81,510)
Total Futures Contracts					($71,394)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Diversified Income Plus Fund, is as follows:

Fund	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at September 28, 2012	Value September 28, 2012	Income Earned January 1, 2012 - September 28, 2012
Securities Lending Trust-Collateral Investment	7,698,775	68,914,864	66,520,239	10,093,400	10,093,400	111,997
Total Value and Income Earned	7,698,775				10,093,400	111,997

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

Notes to Schedule of Investments

As of September 28, 2012

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Swaps are valued using pricing sources approved by the Board and the change in value, if any, is recorded as unrealized gains or losses. Mutual funds are valued at the net asset value at the close of each business day.

For all Funds, other than Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a fund security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The market values of the securities held in Money Market Fund are determined once per week using prices supplied by the Funds’ independent pricing service. Money Market Fund and the Funds’ investment adviser follow procedures designed to help maintain a constant net asset value of $1.00 per share.

The Board has delegated responsibility for daily valuation to each Fund’s Adviser. The Fund Advisers have formed a Portfolio Compliance and Valuation Committee (“Committee”) that is responsible for overseeing the Fund’s valuation policies in accordance with Policies and Procedures. The Committee meets on a monthly and on an as needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, a Quorum of the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

Generally Accepted Accounting Principles defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value requirements, which improve the consistency and comparability of fair value measurements used in financial reporting. Various inputs are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; and Level 3 includes significant unobservable inputs such as the Fund’s own assumptions and broker evaluations in determining the fair value of investments.

Fair Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies, all Funds, except Money Market Fund, may enter into foreign currency forward contracts. Additionally, these Funds may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at value and the related realized and unrealized foreign exchange gains and losses are recorded. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the foreign currency contract increases in value to the Fund, the Fund receives additional collateral from the counterparty.

Options – All Funds, with the exception of Money Market Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options

16

Notes to Schedule of Investments

As of September 28, 2012

(unaudited)

contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid and has no significant counterparty risk as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for written options arises when the Fund has purchased an option, exercised that option, and the counterparty does not buy or sell the Fund’s underlying asset as required. In the case where the Fund has sold an option, the Fund does not have counterparty risk. Counterparty risk on written options is partially mitigated by the Fund’s collateral posting requirements. As the written option increases in value to the Fund, the Fund receives additional collateral from the counterparty.

Futures Contracts – Certain Funds may use futures contracts to manage the exposure to interest rate, market and currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, the realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Swap Agreements – Certain Funds may enter into swap transactions, which involve swapping one or more investment characteristics of a security, or a basket of securities, with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Periodic payments and receipts and payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or third party, in connection with these agreements. These swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives additional collateral from the counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds may enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX Indices are static funds of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or the indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost efficient and diversified structure. In the event that a position would default, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the

17

Notes to Schedule of Investments

As of September 28, 2012

(unaudited)

maximum potential amount of future payments would be the notional amount. For CDS contracts, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations. Refer to the credit default swap tables located within the Fund’s Schedule of Investments for additional information.

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

18

Item 2. Controls and Procedures

(a) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: November 21, 2012	THRIVENT MUTUAL FUNDS

	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 21, 2012	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Date: November 21, 2012	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer